Credit card receivables (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 14,488,304	$ 9,266,225
Gross exposures (percent)	100.00%	100.00%
Credit Loss Allowance	$ 2,096,269	$ 1,050,668
Credit Loss Allowance, Percentage	100.00%	100.00%
Coverage Ratio (%)	14.50%	11.30%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 11,891,823	$ 7,750,270
Gross exposures (percent)	82.10%	83.60%
Credit Loss Allowance	$ 693,151	$ 322,970
Credit Loss Allowance, Percentage	33.10%	30.70%
Coverage Ratio (%)	5.80%	4.20%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,490,067	$ 917,178
Gross exposures (percent)	10.30%	9.90%
Credit Loss Allowance	$ 477,714	$ 254,181
Credit Loss Allowance, Percentage	22.80%	24.20%
Coverage Ratio (%)	32.10%	27.70%
Stage 2 [Member] | Absolute Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 364,853	$ 215,209
Gross exposures (percent)	24.50%	23.50%
Credit Loss Allowance	$ 277,035	$ 140,167
Credit Loss Allowance, Percentage	58.00%	55.10%
Coverage Ratio (%)	75.90%	65.10%
Stage 2 [Member] | Relative Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,125,214	$ 701,969
Gross exposures (percent)	75.50%	76.50%
Credit Loss Allowance	$ 200,679	$ 114,014
Credit Loss Allowance, Percentage	42.00%	44.90%
Coverage Ratio (%)	17.80%	16.20%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,106,414	$ 598,777
Gross exposures (percent)	7.60%	6.50%
Credit Loss Allowance	$ 925,404	$ 473,517
Credit Loss Allowance, Percentage	44.10%	45.10%
Coverage Ratio (%)	83.60%	79.10%